Simplify US Equity PLUS Convexity ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.1%
iShares Core S&P 500 ETF(a)
(Cost $87,132,116) .......................................................... 218,837 $ 94,279,356
Number of
Contracts Notional Amount
Purchased Options – 1.7%
Calls – Exchange-Traded – 1.0%
S&P 500 Index, March Strike Price $5,000, Expires 3/18/22 .............. 191 $ 95,500,000 138,475
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23 ............... 109 61,040,000 369,510
SPDR S&P 500, September Strike Price $510, Expires 9/16/22 ........... 563 28,713,000 187,479
SPDR S&P 500, March Strike Price $510, Expires 3/17/23 ............... 316 16,116,000 252,800
948,264
Puts – Exchange-Traded – 0.7%
S&P 500 Index, October Strike Price $4,250, Expires 10/06/21 ........... 33 14,025,000 78,870
S&P 500 Index, December Strike Price $1,800, Expires 12/17/21 ......... 113 20,340,000 8,475
S&P 500 Index, March Strike Price $2,000, Expires 3/18/22 .............. 73 14,600,000 37,960
S&P 500 Index, June Strike Price $2,000, Expires 6/17/22 ............... 79 15,800,000 90,850
SPDR S&P 500, September Strike Price $210, Expires 9/16/22 ........... 1,139 23,919,000 235,773
SPDR S&P 500, December Strike Price $225, Expires 12/16/22 .......... 788 17,730,000 276,588
728,516
Total Purchased Options (Cost $2,544,974) ......................................................... 1,676,780
Shares
Money Market Funds – 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $331,455) ............................................................. 331,455 331,455
Total Investments – 100.1%
(Cost $90,008,545) .......................................................................... $ 96,287,591
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (132,954)
Net Assets – 100.0% .......................................................................... $ 96,154,637
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
SPDR S&P 500, September Strike Price $185, Expires 9/16/22
(Premiums Received $94,344) ................................... (673) $ (12,450,500) (91,192)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of September 30, 2021.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
September 30, 2021 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.1%
Purchased Options ............................................................................... 1.7%
Money Market Funds ............................................................................. 0.3%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%